Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000159026 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000159026 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000159026 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000159026 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000159026 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159026 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159026 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159026 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159026 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159026 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159026 | Communication Services81369Y852
Holdings [Line Items]
Percent of Total Investments	98.40%
C000159026 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159026 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159026 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159026 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159026 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159026 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159026 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159026 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159026 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159026 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159026 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159026 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000159026 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000159026 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000159027 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000159027 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000159027 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000159027 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000159027 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159027 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159027 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159027 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159027 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159027 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159027 | Communication Services81369Y852
Holdings [Line Items]
Percent of Total Investments	98.40%
C000159027 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159027 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159027 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159027 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159027 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159027 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159027 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159027 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159027 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159027 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159027 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159027 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000159027 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000159027 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000159028 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000159028 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000159028 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000159028 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000159028 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159028 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159028 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159028 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159028 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159028 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159028 | Communication Services81369Y852
Holdings [Line Items]
Percent of Total Investments	98.40%
C000159028 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159028 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159028 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159028 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159028 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159028 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159028 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159028 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159028 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159028 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159028 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159028 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000159028 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000159028 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000159029 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000159029 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000159029 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000159029 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000159029 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159029 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159029 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159029 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159029 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159029 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159029 | Communication Services81369Y852
Holdings [Line Items]
Percent of Total Investments	98.40%
C000159029 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159029 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159029 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159029 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159029 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159029 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159029 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159029 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159029 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159029 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159029 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159029 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000159029 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000159029 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%